Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
OPERATING ACTIVITIES:
Income (loss) before income taxes from continuing operations	$ 16,964	$ 864	$ (11,195)	$ 14,455
Adjustments for:
Non-cash operating expenses	1,296	66	4,663	2,329
Depreciation	8,404	428	8,402	7,579
Amortization	1,624	83	1,230	1,087
(Loss) on disposal of long-lived assets	(178)	(9)	(129)	(22)
Write-off of long-lived assets	103	5	174	40
Share of the (profit) loss of associates and joint ventures accounted for using the equity method, net of taxes	226	12	(60)	(147)
Interest income	(1,004)	(51)	(791)	(715)
Interest expense	5,198	265	4,617	4,388
Foreign exchange loss (income), net	277	14	(788)	1,792
Non-cash movements in post-employment and other non-current employee benefits obligations	219	11	396	580
Impairment	432	22	1,843
Deconsolidation of Venezuela			26,333
Consolidation of Philippines			(2,996)
Monetary position gain, net	(212)	(11)	(1,591)	(2,417)
Market value loss on financial instruments	2,370	121	4,073	2,817
(Increase) decrease:
Accounts receivable and other current assets	(2,097)	(107)	(3,363)	(2,727)
Other current financial assets	(396)	(20)	(2,435)	(3,552)
Inventories	(1,386)	(71)	(688)	(2,142)
Suppliers and other accounts payable	1,666	85	3,668	11,199
Other liabilities	381	19	735	931
Employee benefits paid	(124)	(6)	(310)	(258)
Income taxes paid	(6,182)	(315)	(5,252)	(2,771)
Net cash flows (used in)/from operating activities	27,581	1,405	26,536	32,446
Income before income taxes for discontinued operations	1,308	67	1,265
Net cash flows generated from operation activities for discontinued operations	654	33	5,435
INVESTING ACTIVITIES:
Acquisition and mergers, net of cash acquired (see Note 4)	(5,692)	(290)	26	(13,198)
Deconsolidation of Venezuela (see Note 3.3)	7,649	390	(170)
Proceed from sale of subsidiary, net of cash disposed	7,649	390	(170)
Interest received	1,004	51	791	715
Acquisitions of long-lived assets	(9,917)	(505)	(9,715)	(10,308)
Proceeds from the sale of long-lived assets	399	20	323	324
Acquisition of intangible assets	(1,373)	(70)	(3,410)	(2,385)
Other non-current assets	18	1	(145)
Dividends received from investments in associates and joint ventures (Note 10)	8		33	5
Investment in shares	(387)	(20)	(1,443)	(2,068)
Investing activities for discontinued operations	0	0	0	0
Net cash flows (used in) investing activities from continuing operations	(8,291)	(423)	(13,710)	(26,915)
Net cash flows (used in) investing activities from discontinued operations	(962)	(49)	2,820
Financing activities:
Proceeds from borrowings	15,426	786	12,488	8,040
Repayment of borrowings	(15,957)	(813)	(13,109)	(4,948)
Interest paid	(4,984)	(254)	(4,558)	(4,122)
Dividends paid	(7,038)	(358)	(6,992)	(7,013)
Other financing activities	(1,682)	(86)	(2,201)	(2,517)
Proceeds from issuing shares (see Note 4)			4,082
Increase in non-controlling interest				826
Net cash flows (used in) financing activities for continuing operations	(14,235)	(725)	(10,290)	(9,734)
Net cash flows (used in) financing activities for discontinued operations	(37)	(2)	(485)
Net increase (decrease) in cash and cash equivalents from continuing operations	5,055	257	2,536	(4,203)
Net increase (decrease) in cash and cash equivalents from discontinued operations	963	49	9,035
Cash and cash equivalents at the beginning of the period	18,767	956	10,476	15,989
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(1,058)	(54)	(3,280)	(1,310)
Cash and cash equivalents at the end of the period	$ 23,727	$ 1,208	$ 18,767	$ 10,476